Other Loss	12 Months Ended
Dec. 31, 2024
Other Income and Expenses [Abstract]
Other Loss
17. Other - net

	Year Ended December 31, 2024 $	Year Ended December 31, 2023 $	Year Ended December 31, 2022 $
Asset retirement obligation decrease (1)	201	884	638
Credit loss provision (2)	—	—	2,604
Loss on bond repurchases (3)	—	—	(12,694)
Unrealized gain on marketable securities	1,401	—	—
Realized and unrealized gain on derivative instruments (note10)	—	449	4,817
Foreign exchange gain	2,407	1,431	2,995
Loss on disposal of defined benefit pension plan	—	(3,619)	—
Miscellaneous income (loss)	325	(836)	(1,426)
Other - net	4,334	(1,691)	(3,066)
(1)Net ARO expense reflecting the changes in estimates and the accretion of the present value of ARO liabilities relating to Petrojarl Foinaven FPSO unit (see Notes 1 and 7).
(2)Unrealized credit loss provision related to the Petrojarl Foinaven FPSO unit sales-type lease.
(3)During the year ended December 31, 2022, Teekay Parent repurchased aggregate principal in relation to senior secured notes and convertible notes which resulted in losses on bond repurchases